Financial instruments - additional disclosures (Details 4) - Contract or underlying principal amout [member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 11,057	$ 10,823
EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	1,373	2,989
USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	8,019	6,558
Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	1,665	1,276
Derivative financial instruments, at fair value currency related [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	10,779	10,823
Derivative financial instruments, commodity purchase contract	9
Derivative financial instruments, options on equity securities	269
Derivative financial instruments, at fair value currency related [member] | EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	1,373	2,989
Derivative financial instruments, at fair value currency related [member] | USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	7,760	6,558
Derivative financial instruments, commodity purchase contract	9
Derivative financial instruments, options on equity securities	250
Derivative financial instruments, at fair value currency related [member] | Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	1,646	$ 1,276
Derivative financial instruments, options on equity securities	$ 19